Operating expenses	12 Months Ended
Jun. 30, 2021
Operating expenses
Operating expenses
5	Operating expenses

	2021	2020	2019
	£’000	£’000	£’000
Employee benefit expenses (note 7)	(322,600)	(284,029)	(332,356)
Short-term and low value leases (2019: all operating lease costs)	(514)	(590)	(1,974)
Auditors’ remuneration: audit of parent company and consolidated financial statements	(30)	(30)	(28)
Auditors’ remuneration: audit of the Company’s subsidiaries	(646)	(636)	(489)
Auditors’ remuneration: audit-related services	(14)	(13)	—
Auditors’ remuneration: other audit services	(105)	—	(45)
Auditors’ remuneration: tax compliance and tax advice services	(35)	(446)	(160)
Foreign exchange (losses)/gains on operating activities	(874)	816	76
Depreciation - property, plant and equipment (note 13)	(12,987)	(12,735)	(11,569)
Depreciation – right-of-use assets (note 14)	(1,698)	(1,656)	—
Depreciation - investment properties (note 15)	(274)	(365)	(157)
Impairment - investment properties (note 15)	—	(3,787)	(1,124)
Amortization – intangible assets (note 16)	(124,398)	(126,756)	(129,154)
Sponsorship, other commercial and broadcasting costs	(10,861)	(20,097)	(23,092)
External Matchday costs	(9,022)	(19,196)	(20,317)
Property costs	(16,454)	(19,028)	(21,211)
Other operating expenses (individually less than £10,000,000)	(37,912)	(33,656)	(41,737)
Exceptional items (note 6)	—	—	(19,599)
	(538,424)	(522,204)	(602,936)